S000010617 [Member] Average Annual Total Returns	3 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended	139 Months Ended	166 Months Ended	171 Months Ended	311 Months Ended	330 Months Ended	572 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
ICE BofA US Cash Pay High Yield Constrained Index (reflects no deductions for fees, expenses, taxes or, for periods prior to July 2022, transaction costs)
Prospectus [Line Items]
Average Annual Return, Percent		8.04%	4.00%	5.06%
FTSE Non-U.S. World Government Bond (All Maturities) Index - Unhedged (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		(5.32%)	(4.81%)	(1.53%)
JPMorgan Emerging Markets Bond Index - Global (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.73%	0.35%	3.08%
C000129839 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.87%	2.42%	3.66%
Performance Inception Date					Jun. 13, 2013
C000253710 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.52%	2.06%	3.29%
Performance Inception Date	Oct. 02, 2024
C000029358 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		(0.47%)	1.07%	2.79%
Performance Inception Date										Apr. 21, 1977
C000029358 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(2.55%)	(0.66%)	1.10%
Performance Inception Date										Apr. 21, 1977
C000029358 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.30%)	0.08%	1.39%
Performance Inception Date										Apr. 21, 1977
C000029360 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.74%	1.29%	2.52%
Performance Inception Date									Jul. 01, 1997
C000029362 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.76%	2.32%	3.56%
Performance Inception Date								Jan. 29, 1999
C000094661 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	1.80%	3.04%
Performance Inception Date							Sep. 27, 2010
C000094663 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.80%	2.38%	3.60%
Performance Inception Date						Mar. 07, 2011